T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
COMMON STOCKS 94.9%			FibroGen (1)	25,167	875
			G1 Therapeutics (1)	18,111	200
Biotechnology 32.3%			Galapagos (EUR) (1)	9,389	1,844
Major Biotechnology 13.1%			Global Blood Therapeutics (1)	44,354	2,266
Alkermes (1)	36,582	527	Homology Medicines (1)	27,225	423
Amgen	64,120	12,999	Immunomedics (1)	50,147	676
Biogen (1)	33,032	10,451	Incyte (1)	98,136	7,186
Bristol-Myers Squibb	95,137	5,303	Insmed (1)	36,539	586
Exact Sciences (1)	57,774	3,351	Intercept Pharmaceuticals (1)	10,493	661
Neurocrine Biosciences (1)	51,184	4,430	Ionis Pharmaceuticals (1)	33,961	1,606
Seattle Genetics (1)	61,934	7,146	Iovance Biotherapeutics (1)	108,953	3,262
Vertex Pharmaceuticals (1)	102,135	24,303	Karuna Therapeutics (1)	18,947	1,364
Zogenix (1)	21,024	520	Kodiak Sciences (1)	52,428	2,501
		69,030	Krystal Biotech (1)	13,212	571
			Lonza Group (CHF)	3,959	1,628
Other Biotechnology 19.2%
			Minerva Neurosciences (1)	31,433	189
ACADIA Pharmaceuticals (1)	132,903	5,615	Mirati Therapeutics (1)	16,085	1,236
Acceleron Pharma (1)	55,115	4,953	Moderna (1)	11,400	341
Acerta Pharma, Class B,
Acquisition Date: 5/12/15,			Momenta Pharmaceuticals (1)	36,285	987
Cost $203 (1)(2)(3)	8,013,195	881	MyoKardia (1)	30,584	1,434
Agios Pharmaceuticals (1)	23,713	841	Nektar Therapeutics (1)	32,307	577
Aimmune Therapeutics (1)	49,062	707	Novocure (1)	19,890	1,339
Alexion Pharmaceuticals (1)	70,965	6,372	Odonate Therapeutics (1)	18,779	518
Allakos (1)	5,516	245	Orchard Therapeutics, ADR (1)	24,600	185
Allogene Therapeutics (1)	34,191	665	PhaseBio Pharmaceuticals (1)	26,970	89
Alnylam Pharmaceuticals (1)	55,854	6,080	Principia Biopharma (1)	15,611	927
Apellis Pharmaceuticals (1)	19,974	535	PTC Therapeutics (1)	15,651	698
Ascendis Pharma, ADR (1)	47,165	5,311	Puma Biotechnology (1)	28,900	244
Avrobio (1)	12,379	193	RAPT Therapeutics (1)	11,641	248
BeiGene, ADR (1)	11,506	1,416	RAPT Therapeutics, Acquisition
BioMarin Pharmaceutical (1)	37,087	3,134	Date: 6/7/19, Cost $113 (1)(2)	8,197	166
Bluebird Bio (1)	18,159	835	Reata Pharmaceuticals,
			Class A (1)	9,277	1,339
Blueprint Medicines (1)	27,497	1,608	Regeneron Pharmaceuticals (1)	21,537	10,516
CRISPR Therapeutics (1)	9,667	410	REGENXBIO (1)	14,100	457
Denali Therapeutics (1)	21,650	379	Rocket Pharmaceuticals (1)	22,625	316
Dicerna Pharmaceuticals (1)	51,639	949	RPI International Holdings
Enanta Pharmaceuticals (1)	18,183	935	Partnership, Acquisition Date:
Exelixis (1)	168,699	2,905	5/21/15, Cost $680 (2)(3)	5,765	1,188
Fate Therapeutics (1)	25,789	573	Sage Therapeutics (1)	28,320	813
			Sarepta Therapeutics (1)	25,926	2,536

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Scholar Rock Holding (1)	9,088	110	Roche Holding (CHF)	21,500	6,917
Ultragenyx Pharmaceutical (1)	34,655	1,540			62,557
WaVe Life Sciences (1)	25,103	235	Specialty Pharmaceuticals 0.4%
Xencor (1)	41,927	1,253	Cara Therapeutics (1)	39,252	519
Zai Lab, ADR (1)	5,380	277	GW Pharmaceuticals, ADR (1)	9,504	832
		100,949	Perrigo	618	30
Total Biotechnology		169,979	Tricida (1)	40,522	891
Life Sciences 9.1%					2,272
Life Sciences 9.1%			Total Pharmaceuticals		66,626
Abcam (GBP)	40,373	570	Products & Devices 17.9%
Agilent Technologies	108,745	7,788	Implants 10.6%
Bruker	63,069	2,262	AtriCure (1)	22,500	756
Danaher	81,846	11,328	Becton Dickinson & Company	77,810	17,878
DiaSorin (EUR)	12,290	1,620	Intuitive Surgical (1)	39,325	19,474
GenMark Diagnostics (1)	54,943	226	Outset Medical, Acquisition
Mettler-Toledo International (1)	2,176	1,503	Date:1/27/20, Cost $174
Quanterix (1)	36,096	663	(1)(2)(3)	78,919	129
Quidel (1)	31,393	3,071	Stryker	69,531	11,576
Thermo Fisher Scientific	67,021	19,007	Teleflex	13,351	3,910
Total Life Sciences		48,038	Verily Life Sciences, Series B,
			Acquisition Date: 1/23/19,
Pharmaceuticals 12.7%			Cost $643 (1)(2)(3)	5,220	476
			Zimmer Biomet Holdings	12,500	1,264
European Major - Pharmaceuticals 0.4%
Bayer (EUR)	31,236	1,789			55,463
Zeneca, Acquisition Date			Other Products & Devices 7.3%
7/18/13, Cost $0 (1)(2)(3)	12,799	8	Alcon(CHF) (1)	73,058	3,743
		1,797	Argenx, ADR (1)	30,176	3,975
Major Pharmaceuticals 11.9%			Avantor (1)	181,598	2,268
AbbVie	145,204	11,063	Catalent (1)	31,684	1,646
Amarin, ADR (1)	117,772	471	Cooper	11,786	3,249
Astellas Pharma (JPY)	100,400	1,547	Dermtech, Acquisition Date:
			3/4/20, Cost $136 (2)	12,992	139
AstraZeneca, ADR	179,892	8,034	DexCom (1)	21,136	5,691
Chugai Pharmaceutical (JPY)	34,700	4,015	Hologic (1)	124,865	4,383
Daiichi Sankyo (JPY)	50,800	3,489	ICU Medical (1)	8,472	1,709
Eisai (JPY)	29,900	2,187	Insulet (1)	15,100	2,502
Eli Lilly	89,664	12,438	JAND, Class A, Acquisition Date:
Merck	115,083	8,855	4/23/15-3/9/18, Cost $353
Novartis (CHF)	42,923	3,541	(1)(2)(3)	29,873	543
			Lantheus Holdings (1)	33,866	432

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Nevro(1)	29,075	2,907	HCA Healthcare	75,144	6,752
Pax Labs, Class A, Acquisition					9,089
Date:4/18/19, Cost $1,452
(1)(2)(3)	385,684	731	Total Services		95,533
Penumbra (1)	16,062	2,591	Total Miscellaneous Common Stocks 4.8% (4)		25,365
Shockwave Medical (1)	45,616	1,513	Total Common Stocks
Tandem Diabetes Care (1)	8,700	560	(Cost $327,654)		499,586
		38,582	PREFERRED STOCKS 0.5%
Total Products & Devices		94,045
Services 18.1%			Life Sciences 0.5%
Information & Data Technology 0.4%			Life Sciences 0.5%
Veeva Systems, Class A (1)	14,400	2,252	Sartorius (EUR) (5)	10,004	2,392
Total Information & Data Technology		2,252	Total Life Sciences		2,392
			Total Preferred Stocks
Other Services 1.7%			(Cost $1,482)		2,392
Elanco Animal Health (1)	44,812	1,003
Envista Holdings (1)	113,148	1,690	CONVERTIBLE PREFERRED STOCKS 1.7%
Guardant Health (1)	16,529	1,150
HTG Molecular Diagnostics (1)	66,512	22	Biotechnology 0.3%
Pennant Group (1)	27,019	383	Other Biotechnology 0.3%
PRA Health Sciences (1)	15,800	1,312	Generation Bio, Series C,
West Pharmaceutical Services	23,486	3,576	Acquisition Date: 1/9/20, Cost
		9,136	$368 (1)(2)(3)	65,749	272
			Ginkgo Bioworks, Series E,
Payors 14.3%			Acquisition Date: 7/30/19-
Alignment Healthcare Partners,			9/9/19, Cost $975 (2)(3)	6,577	731
Acquisition Date: 2/28/20,			Seer, Series D, Acquisition Date:
Cost $816 (1)(2)(3)	67,313	816	11/15/19, Cost $350 (1)(2)(3)	107,543	259
Anthem	28,707	6,517	Total Biotechnology		1,262
Centene (1)	204,712	12,162	Process Industries 0.0%
Cigna	61,032	10,814
Humana	34,884	10,954	Healthcare 0.0%
Molina Healthcare (1)	27,165	3,795	Elanco Animal Health, 5.00%,
UnitedHealth Group	120,290	29,998	2/1/23	3,061	126
		75,056	Total Process Industries		126
Providers 1.7%			Products & Devices 0.7%
Acadia Healthcare (1)	26,125	479	Capital Equipment 0.0%
Amedisys (1)	10,121	1,858	Reflexion Medical, Series C,
			Acquisition Date: 4/3/18, Cost
			$255 (1)(2)(3)	150,708	255
					255

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Implants 0.5%			Tempus Labs, Series D,
			Acquisition Date: 3/16/18,
Becton Dickinson & Company,			Cost $533 (1)(2)(3)	56,856	1,543
Series A, 6.125%, 5/1/20	18,082	991	Tempus Labs, Series E,
Kardium, Series D,			Acquisition Date: 8/23/18,
Acquisition Date: 11/29/18, Cost			Cost $629 (1)(2)(3)	37,551	1,047
$391 (1)(2)(3)	403,778	289	Tempus Labs, Series F,
Outset Medical, Series C,			Acquisition Date: 4/30/19,
Acquisition Date: 4/19/17, Cost			Cost $197 (1)(2)(3)	7,944	224
$724 (1)(2)(3)	279,529	554	Tempus Labs, Series G,
Outset Medical, Series D,			Acquisition Date: 2/6/20, Cost
Acquisition Date: 8/20/18, Cost			$5,107 (1)(2)(3)	5,107	145
$503 (1)(2)(3)	161,707	372
					3,200
Outset Medical, Series E,
Acquisition Date: 1/27/20, Cost			Total Services		3,589
$117 (1)(2)(3)	117,133	191	Total Convertible Preferred Stocks
		2,397	(Cost $7,731)		8,800

Other Products & Devices 0.2%			CONVERTIBLE BONDS 0.1%
JAND, Series D, Acquisition
Date:4/23/15, Cost $709			Color Genomics,
(1)(2)(3)	61,723	1,121	Acquisition Date: 1/13/20, Cost
JAND, Series E, Acquisition			$419, 6/30/21 (1)(2)(3)	418,000	418
Date:3/9/18, Cost $43			Total Convertible Bonds
(1)(2)(3)	2,753	50	(Cost $418)		418

		1,171
Total Products & Devices		3,823	SHORT-TERM INVESTMENTS 3.8%

Services 0.7%			Money Market Funds 3.8%
			T. Rowe Price Government Reserve
Information & Data Technology 0.1%			Fund, 0.95% (6)(7)	20,003,940	20,004

Doximity, Series C, Acquisition			Total Short-Term Investments
Date:4/10/14, Cost $219			(Cost $20,004)		20,004
(1)(2)(3)	45,378	389

		389
			Total Investments in Securities 101.0%
Other Services 0.6%
			(Cost $357,289)		$531,200
Freenome Holdings, Series B,			Other Assets Less Liabilities (1.0)%		(5,053)
Acquisition Date: 6/24/19,			Net Assets 100%		$526,147
Cost $325 (1)(2)(3)	71,397	241

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

‡	Shares/Par are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security") . Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $13,178 and represents 2.5% of net assets.
(3)	Level 3 in fair value hierarchy.
(4)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(6)	Seven-day yield
(7)	Affiliated Companies
ADR	American Depositary Receipts
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government Reserve Fund		$—		$—	$15+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19		Cost	Cost	3/31/20
T. Rowe Price Government Reserve Fund	$2,835		¤	¤	$20,004^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $15 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $20,004.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Health Sciences Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$457,679	$ 37,135	$ 4,772	$ 499,586
Preferred Stocks	—	2,392	—	2,392
Convertible Preferred Stocks	—	1,117	7,683	8,800
Fixed Income Securities[1]	—	—	418	418
Short-Term Investments	20,004	—	—	20,004
Total	$477,683	$ 40,644	$ 12,873	$ 531,200

[1] Includes Convertible Bonds.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2020, totaled $(1,072,000) for the period ended March 31, 2020.

($000s)		Gain
	Beginning	(Loss)		Ending
	Balance	During	Total	Balance
	1/1/20	Period	Purchases	3/31/20
Investment in Securities
Common Stocks	$3,965	$(184)	$991	$4,772
Convertible
Preferred Stocks	7,750	(888)	821	7,683
Convertible
Bonds	–	–	418	418

Total	$11,715	$(1,072)	$2,230	$12,873